Supplement dated February 2, 2017
to the Prospectuses and Summary Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses and Summary Prospectuses Dated
Columbia Funds Series Trust I
Active Portfolios® Multi-Manager Growth Fund (the Fund)	8/1/2016 and 1/1/2017
On January 25, 2017, the Fund's Board of Trustees approved the addition of  Los Angeles Capital and Equity Research, Inc. (Los Angeles Capital) to manage a portion of the Fund's assets, effective on or about February 7, 2017 (the Effective Date). Accordingly, the following changes are hereby made to the Fund's prospectuses and summary prospectuses.
On the Effective Date, the last paragraph under the caption “Principal Investment Strategies” in the “Summary of the Fund” section of the prospectuses and summary prospectuses is hereby superseded and replaced with the following:
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Fund’s subadvisers are Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) and Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another. One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section of the prospectuses and summary prospectuses is hereby revised to add the following risk:
Quantitative Model Risk. Investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectuses and summary prospectuses for the Fund:
Subadviser: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Stevens, CFA	Chairman, CEO, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Hal Reynolds, CFA	Chief Investment Officer, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Daniel Allen, CFA	President, Director of Global Equities, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Daniel Arche, CFA	Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
The rest of the section remains the same.
On the Effective Date, the last two sentences of the sixth paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectuses are hereby superseded and replaced with the following:
The Fund’s subadvisers are Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital) and Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadvisers and Columbia Management each make investment decisions for their respective sleeves independently of one another. One or more of the Fund’s subadvisers uses quantitative methods to identify investment opportunities and construct their portion of the Fund’s portfolio.
The rest of the section remains the same.
On the Effective Date, the following information is added as the eight paragraph under the caption “Principal Investment Strategies” in the “More Information About the Fund” section of the prospectuses:
Los Angeles Capital
Los Angeles Capital employs a quantitative and dynamic approach to extract fundamental drivers of stock performance in the current market environment. The investment process considers a range of valuation, earnings, financial, market, and management characteristics to identify current drivers of return. Utilizing these characteristics, Los Angeles Capital constructs risk controlled, forward looking portfolios designed to adapt to changing market conditions.
Los Angeles Capital will consider selling a security if it no longer views the characteristics of the stock favorably.
SUP117_03_001_(02/17)

The rest of the section remains the same.
 On the Effective Date, the information under the caption “Principal Risks” in the “More Information About the Fund” section of the prospectuses is hereby revised to add the following risk:
Quantitative Model Risk. The Fund may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in the quantitative analyses or models, or in the data on which they are based, could adversely affect the effective use of such analyses or models, which in turn could adversely affect the Fund’s performance. It is not possible or practicable for a manager to factor all relevant, available data into quantitative model forecasts and/or trading decisions. Quantitative managers will use their discretion to determine what data to gather with respect to an investment strategy and what data the models will take into account to produce forecasts that may have an impact on ultimate trading decisions. Shareholders should be aware that there is no guarantee that a quantitative manager will use any specific data or type of data in making trading decisions on behalf of the Fund, nor is there any guarantee that the data actually utilized in generating forecasts or making trading decisions on behalf of the Fund will be the most accurate data available or free from errors. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Subadviser” in the “More Information About the Fund - Primary Service Providers” section of the prospectuses:
Los Angeles Capital, which has served as Subadviser to the Fund since February 2017, is an SEC registered investment adviser located at 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025. Los Angeles Capital, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management.
The rest of the section remains the same.
On the Effective Date, the following information is added under the caption “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the prospectuses:
Subadviser: Los Angeles Capital Management and Equity Research, Inc. (Los Angeles Capital)

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Stevens, CFA	Chairman, CEO, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Hal Reynolds, CFA	Chief Investment Officer, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Daniel Allen, CFA	President, Director of Global Equities, Senior Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Daniel Arche, CFA	Portfolio Manager and Principal of Los Angeles Capital	Co-manager	February 2017
Mr. Stevens co-founded Los Angeles Capital in 2002. Mr. Stevens began his investment career in 1976 and earned a B.B.A. and an M.B.A. from University of Wisconsin.
Mr. Reynolds co-founded Los Angeles Capital in 2002. Mr. Reynolds began his investment career in 1982 and earned a B.B.A. and an M.B.A. from University of Wisconsin.
Mr. Allen joined Los Angeles Capital in 2009. Mr. Allen began his investment career in 1983 and earned a B.B.A. from Pacific Lutheran University and an M.B.A. from University of Chicago Booth School of Business.
Mr. Arche joined Los Angeles Capital in 2007. Mr. Arche began his investment career in 2006 and earned a B.B.A. from University of Southern California.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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SUP117_03_001_(02/17)